ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 6. ACCRUED EXPENSES

Accrued expenses at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Compensation	$1,079,839	$857,037
Legal and professional	98,477	257,926
Clinical	160,371	15,350
Other	60,035	19,498
Total accrued expenses	$1,398,722	$1,149,811